Condensed Consolidated Statements Of Changes In Shareholders' Deficit - USD ($)		Total	Previously Reported [Member]	Preferred Stock [Member]		Preferred Stock [Member] Previously Reported [Member]		Preferred Stock [Member] Revision of Prior Period, Adjustment		Common Stock [Member]		Common Stock [Member] Previously Reported [Member]		Common Stock [Member] Revision of Prior Period, Adjustment		Additional Paid In Capital	Additional Paid In Capital Previously Reported [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Contingently Redeemable Common Stock [Member]		Virgin Group Acquisition Corp. II [Member]	Virgin Group Acquisition Corp. II [Member] Class A Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Class B Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Common Stock [Member] Class A Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Common Stock [Member] Class B Ordinary Shares	Virgin Group Acquisition Corp. II [Member] Additional Paid In Capital	Virgin Group Acquisition Corp. II [Member] Accumulated Deficit
Balance Beginning at Dec. 31, 2018		$ (118,716,000)								$ 0						$ 1,585,000		$ (120,301,000)
Balance Beginning, Shares at Dec. 31, 2018										5,477,000
Balance Beginning at Dec. 31, 2018				$ 167,675,000
Balance Beginning, Shares at Dec. 31, 2018				71,750,000
Net (loss) income		(161,470,000)																(161,470,000)
Issuance of contingently redeemable convertible common stock, net of issuance costs of $27(Value)				$ 48,505,000
Issuance of Series D convertible preferred stock, net of issuance costs of $50, Shares				6,923,000
Issuance of Series D-1 convertible preferred stock, net of issuance costs of $70				$ 48,146,000
Issuance of Series D-1 convertible preferred stock, net of issuance costs of $70, Shares				5,314,000
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801				$ 1,801,000
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801, Shares				51,000
Exchange of common stock for Series D convertible preferred stock, inclusive of stock-based compensation of $7,285				$ 7,285,000
Exchange of common stock for Series D convertible preferred stock, inclusive of stock-based compensation of $7,285, Shares				1,443,000
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801		(1,801,000)														(1,585,000)		(216,000)
Exchange of common stock, Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock, inclusive of deemed dividend of $1,801, Shares										(51,000)
Issuance of common stock for business and asset acquisitions		530,000														530,000
Issuance of common stock for business and asset acquisitions, Shares										209,000
Issuance of common stock upon exercise of stock options		140,000														140,000
Issuance of common stock upon exercise of stock options, Shares										438,000
Vesting of early exercise of options		49,000														49,000
Stock-based compensation		4,716,000														4,716,000
Exchange of common stock for Series D convertible preferred stock, inclusive of stock-based compensation of $7,285, Shares										(1,443,000)
Balance Ending at Dec. 31, 2019		(276,552,000)	$ (339,641,000)							$ 0		$ 1,000	[1]			5,435,000	$ 14,605,000	(281,987,000)	$ (354,247,000)
Balance Ending, Shares at Dec. 31, 2019										4,630,000		7,200,000	[1]	1,268	[1]
Balance Ending at Dec. 31, 2019				$ 273,412,000		$ 487,918,000	[1]
Balance Ending, Shares at Dec. 31, 2019				85,481,000		97,611,000	[1]	17,184,000	[1]
Net (loss) income		(72,260,000)																(72,260,000)
Issuance of Series D-2 convertible preferred stock, net of issuance costs of $362				$ 89,638,000
Issuance of Series D-2 convertible preferred stock, net of issuance costs of $362, Shares				14,551,000
Issuance of Series E convertible preferred stock, net of issuance costs of $132				$ 124,868,000
Issuance of Series E convertible preferred stock, net of issuance costs of $132, Shares				14,763,000
Issuance of common stock upon exercise of stock options		1,184,000								$ 1,000						1,183,000
Issuance of common stock upon exercise of stock options, Shares										3,803,000
Vesting of early exercise of options		68,000														68,000
Stock-based compensation		7,852,000														7,852,000
Issuance of common stock for an asset acquisition		67,000														67,000
Issuance of common stock for an asset acquisition, Shares										35,000
Balance Ending at Dec. 31, 2020		$ (339,641,000)	(456,279,000)							$ 1,000	[1]	$ 1,000	[2]			14,605,000	33,863,000	(354,247,000)	(490,143,000)
Balance Ending, Shares at Dec. 31, 2020										8,468,000	[1]	7,966,000	[2]	1,402,000	[2]
Balance Ending at Dec. 31, 2020	[2]			$ 487,918,000	[1]	$ 487,918,000
Balance Ending, Shares at Dec. 31, 2020		114,795,034		114,795,000	[1],[2]	97,611,000	[2]	17,184,000	[2]
Issuance of common stock for services		$ 49,000														49,000
Issuance of common stock for services (in shares)	[1]									4
Net (loss) income		(66,411,000)																(66,411,000)
Issuance of common stock upon exercise of stock options		517,000														517,000
Issuance of common stock upon exercise of stock options, Shares	[1]									522
Conversion of preferred stock warrant liability to common stock warrants		1,622,000														1,622,000
Issuance of common stock warrants	[1]									(155)
Stock-based compensation		7,344,000														7,344,000
Vesting of early exercise of options		1,245,000														1,245,000
Balance Ending at Jun. 30, 2021		(395,275,000)								$ 1,000	[1]					25,382,000		(420,658,000)
Balance Ending, Shares at Jun. 30, 2021	[1]									8,839,000
Balance Ending at Jun. 30, 2021	[1]			$ 487,918,000
Balance Ending, Shares at Jun. 30, 2021	[1]			114,795,000
Balance Beginning at Dec. 31, 2020		$ (339,641,000)	$ (456,279,000)							$ 1,000	[1]	$ 1,000	[2]			14,605,000	$ 33,863,000	(354,247,000)	$ (490,143,000)
Balance Beginning, Shares at Dec. 31, 2020										8,468,000	[1]	7,966,000	[2]	1,402,000	[2]
Balance Beginning at Dec. 31, 2020	[2]			$ 487,918,000	[1]	$ 487,918,000
Balance Beginning, Shares at Dec. 31, 2020		114,795,034		114,795,000	[1],[2]	97,611,000	[2]	17,184,000	[2]
Issuance of common stock for services		$ 49,000														49,000
Issuance of common stock for services (in shares)										8,000
Net (loss) income		(135,896,000)																(135,896,000)
Issuance of common stock upon exercise of stock options		$ 1,051,000														1,051,000
Issuance of common stock upon exercise of stock options, Shares		760,548								761,000
Vesting of early exercise of options		$ 1,577,000														1,577,000
Stock-based compensation		14,809,000														14,809,000
Issuance of common stock warrants		1,622,000														1,622,000
Issuance of common stock upon exercise of warrants		150,000														150,000
Issuance of common stock upon exercise of warrants, Shares										286,000
Repurchase of early exercised options										(155,000)
Balance Ending at Dec. 31, 2021		$ (456,279,000)								$ 1,000	[2]					33,863,000		(490,143,000)				$ (29,540,303)			$ 0	$ 1,006	$ 0	$ (29,541,309)
Balance Ending, Shares at Dec. 31, 2021										9,368,000	[2]													10,062,500	0	10,062,500
Balance Ending at Dec. 31, 2021				$ 487,918,000																		402,500,000	$ 402,500,000
Balance Ending, Shares at Dec. 31, 2021		114,795,034		114,795,000																					40,250,000
Balance Beginning at Jan. 12, 2021																						0			$ 0	$ 0	0	0
Balance Beginning, Shares at Jan. 12, 2021																								0	0	0
Issuance of common stock for services																						25,000				$ 1,006	23,994	0
Issuance of common stock for services (in shares)																										10,062,500
Accretion for Class A Ordinary Shares to redemption amount																						(28,124,278)					(23,994)	(28,100,284)
Net (loss) income																						(732,339)					0	(732,339)
Balance Ending at Mar. 31, 2021																						(28,831,617)			$ 0	$ 1,006	0	(28,832,623)
Balance Ending, Shares at Mar. 31, 2021																									0	10,062,500
Balance Beginning at Jan. 12, 2021																						0			$ 0	$ 0	0	0
Balance Beginning, Shares at Jan. 12, 2021																								0	0	0
Issuance of common stock for services																						25,000				$ 1,006	23,994	0
Issuance of common stock for services (in shares)																										10,062,500
Accretion for Class A Ordinary Shares to redemption amount																						(32,263,672)	(32,263,672)				(23,994)	(32,239,678)
Net (loss) income																						2,698,369						2,698,369
Balance Ending at Dec. 31, 2021		$ (456,279,000)								$ 1,000	[2]					33,863,000		(490,143,000)				(29,540,303)			$ 0	$ 1,006	0	(29,541,309)
Balance Ending, Shares at Dec. 31, 2021										9,368,000	[2]													10,062,500	0	10,062,500
Balance Ending at Dec. 31, 2021				$ 487,918,000																		402,500,000	402,500,000
Balance Ending, Shares at Dec. 31, 2021		114,795,034		114,795,000																					40,250,000
Accretion for Class A Ordinary Shares to redemption amount																							(32,263,672)
Net (loss) income																						(23,552,197)					0	(23,552,197)
Balance Ending at Mar. 31, 2022																						(53,092,500)			$ 0	$ 1,006	0	(53,093,506)
Balance Ending, Shares at Mar. 31, 2022																									0	10,062,500
Balance Ending at Mar. 31, 2022																						402,500,000	402,500,000
Balance Ending, Shares at Mar. 31, 2022																									40,250,000
Balance Beginning at Dec. 31, 2021		$ (456,279,000)								$ 1,000	[2]					33,863,000		(490,143,000)				(29,540,303)			$ 0	$ 1,006	$ 0	$ (29,541,309)
Balance Beginning, Shares at Dec. 31, 2021										9,368,000	[2]													10,062,500	0	10,062,500
Balance Beginning at Dec. 31, 2021				$ 487,918,000																		$ 402,500,000	$ 402,500,000
Balance Beginning, Shares at Dec. 31, 2021		114,795,034		114,795,000																					40,250,000
Issuance of preferred stock and common stock upon net exercise of warrants (in shares)	[2]									156
Net (loss) income		$ (82,694,000)																(82,694,000)
Issuance of preferred stock and common stock upon net exercise of warrants	[2]			168
Issuance of contingently redeemable convertible common stock, net of issuance costs of $27(Value)	[2]			$ 989,000																$ 0
Issuance of contingently redeemable convertible common stock, net of issuance costs of $27(Shares)	[2]																			0
Issuance of common stock upon exercise of stock options		$ 333,000														333,000
Issuance of common stock upon exercise of stock options, Shares		205,337								205	[2]
Conversion of preferred stock warrant liability to common stock warrants		$ 2,182,000														2,182,000
Convertible preferred stock and contingently redeemable common stock conversion, Shares	[2]			(114,963)																(2,750)
Convertible preferred stock and contingently redeemable common stock conversion	[2]			$ (488,907,000)																$ (27,473,000)
Issuance of common stock in connection with Business Combination, including Backstop Tranche 2 Shares and PIPE offering, net of $7.1 million transaction costs, Shares	[2]									20,921
Issuance of common stock in connection with Business Combination, including Backstop Tranche 2 Shares and PIPE offering, net of $17.1 million in transaction costs		79,981,000								$ 2,000	[2]					79,979,000
Additional Shares liability, Earn-Out liability and Public and Private Placement Warrants recognized upon Business Combination		(93,196,000)														(93,196,000)
Issuance of Earn-Out Shares (in shares)	[2]									14,000
Issuance of Earn-Out Shares		1,000								$ 1,000	[2]
Issuance of Class A common stock issued to employees, net of withholding taxes (in shares)	[2]									32
Issuance of Class A common stock issued to employees, net of withholding taxes		(96,000)														(96,000)
Issuance of common stock warrants	[2]									(17)
Stock-based compensation		24,785,000														24,785,000
Vesting of early exercise of options		125,000														125,000
Balance Ending at Jun. 30, 2022		$ (8,478,000)								$ 16,000	[2]					564,343,000		$ (572,837,000)
Balance Ending, Shares at Jun. 30, 2022	[2]									162,870,000
Balance Ending at Jun. 30, 2022	[2]			$ 0																$ 0
Balance Ending, Shares at Jun. 30, 2022		114,795,034		0	[2]															0	[2]
Convertible preferred stock and contingently redeemable common stock conversion (in shares)	[2]									118,205
Convertible preferred stock and contingently redeemable common stock conversion		$ 516,380,000								$ 12,000	[2]					$ 516,368,000
Issuance of convertible common stock (in shares)	[2]																			2,750
Issuance of convertible common stock	[2]																			$ 27,473,000

[1]	The shares of the Company’s common and convertible preferred stock prior to the Closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 1.1760 established in the Merger Agreement as described in Note 3.
[2]	The shares of the Company’s common, convertible preferred stock and contingently redeemable convertible common stock prior to the Closing of the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 1.1760 established in the Merger Agreement as described in Note 3.